Expenses by nature (Tables)	6 Months Ended
Jun. 30, 2025
Expenses by nature [abstract]
Schedule of income statement items by nature of cost
The consolidated income statement line items cost of goods and services, research and development expenses, marketing and distribution expenses and general and administrative expenses include the following items by nature of cost:

	Six months ended June 30,
in € thousand	2025	2024
Consulting and other purchased services	28,620	31,309
Cost of services and change in inventory	(273)	4,147
Employee benefit expense other than share-based compensation	44,426	40,956
Share-based compensation expense	4,500	3,770
Raw materials and consumables used	7,363	7,802
Depreciation and amortization and impairment	10,811	9,496
Building and energy costs	7,344	6,048
Supply, office and IT costs	4,457	3,694
License fees and royalties	1,877	1,816
Advertising costs	5,267	6,979
Warehousing and distribution costs	2,221	1,743
Travel and transportation costs	843	1,847
Other expenses	1,490	1,733
OPERATING EXPENSES	118,947	121,339